Dec. 31, 2020
BNY Mellon Global Fixed Income Fund
BNY Mellon Global Fixed Income Fund
April 30, 2021 BNY MELLON INVESTMENT FUNDS I – BNY Mellon Global Fixed Income Fund Supplement to Current Summary Prospectus and Prospectus

Effective June 1, 2021, the following information will supersede and replace the first paragraph in the section "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar and non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund invests principally in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund may invest up to 25% of its assets in emerging markets. At times, the fund may invest a substantial part of its assets in any one country. The fund will hedge most, but not necessarily all, of its foreign currency exposure to protect the U.S. dollar value of the fund's assets principally by using forward contracts, futures contracts and swap agreements.

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